Document and Entity Information	May 19, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	STIFEL FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0000720672
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-09305
Entity Tax Identification Number	43-1273600
Entity Address, Address Line One	One Financial Plaza
Entity Address, Address Line Two	501 North Broadway
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63102-2102
City Area Code	(314)
Local Phone Number	342-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.15 par value per share
Trading Symbol	SF
Security Exchange Name	NYSE
Depository Shares Each Representing One By Thousandth Interest In Share Of Six Point Two Five Percentage Not Cumulative Preferred Stock Series A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series A
Trading Symbol	SF PRA
Security Exchange Name	NYSE
Depository Shares Each Representing One By Thousandth Interest In Share Of Six Point Two Five Percentage Not Cumulative Preferred Stock Series B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depository Shares, each representing 1/1,000th interest in a share of 6.25% Non-Cumulative Preferred Stock, Series B
Trading Symbol	SF PRB
Security Exchange Name	NYSE
Senior Notes 520 Due 2047 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.20% Senior Notes due 2047
Trading Symbol	SFB
Security Exchange Name	NYSE